UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08518
                                                     ---------

                              GAMCO Gold Fund, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE*
   --------                                        -------

            COMMON STOCKS -- 99.6%
            METALS AND MINING -- 99.6%
            AUSTRALIA -- 13.7%
   300,000  Bendigo Mining Ltd.+............... $    306,319
 1,360,000  Kingsgate Consolidated Ltd. .......    4,652,467
 7,445,000  Lihir Gold Ltd.+...................   16,035,933
   685,000  Newcrest Mining Ltd. ..............   11,486,952
 7,558,750  Oxiana Ltd. .......................   16,337,277
 9,000,000  Pan Australian Resources Ltd.+.....    1,844,620
 1,000,000  Perseverance Corp. Ltd.+ ..........      260,855
   500,000  Sino Gold Ltd.+....................    1,565,132
12,175,000  Tanami Gold NL+....................    1,996,289
                                                ------------
                                                  54,485,844
                                                ------------
            LATIN AMERICA -- 1.0%
   147,400  Compania de Minas Buenaventura SA,
              ADR .............................    3,979,800
                                                ------------
            NORTH AMERICA -- 58.8%
   400,000  AfriOre Ltd.+ .....................    2,540,819
   489,000  Agnico-Eagle Mines Ltd., New York..   15,222,555
   256,231  Agnico-Eagle Mines Ltd., Toronto...    7,933,949
    79,800  Anatolia Minerals Development Ltd.+      269,153
   555,400  Arizona Star Resource Corp.+.......    4,973,880
    10,000  Aurelian Resources Inc.+ ..........      266,160
   500,000  Axmin Inc.+........................      416,014
 1,300,000  Axmin Inc.+ (c)(d).................    1,081,637
   225,000  Banro Corp.+.......................    1,962,648
   125,000  Banro Corp.+ (b)(c)................    1,090,360
   437,393  Barrick Gold Corp., New York ......   13,436,713
   162,668  Barrick Gold Corp., Toronto........    4,996,101
    50,000  BrazMin Corp.+ ....................       38,470
    35,000  Dundee Precious Metals Inc.+.......      342,876
   100,000  Eldorado Gold Corp., New York+.....      435,000
   844,900  Eldorado Gold Corp., Toronto+ .....    3,666,084
   467,500  Eldorado Gold Corp.,
              Toronto+ (b)(c) .................    2,028,517
   487,500  Freeport-McMoRan Copper &
              Gold Inc., Cl. B ................   25,964,250
   321,000  Gammon Lake Resources Inc.+........    3,661,597
   430,000  Glamis Gold Ltd., New York+........   16,954,900
   208,200  Glamis Gold Ltd., Toronto+.........    8,184,574
   187,600  Goldcorp Inc., New York............    4,427,360
   343,200  Goldcorp Inc., Toronto.............    8,093,717
 1,102,000  Golden Queen Mining Co. Ltd.+......      621,123
 1,000,000  Golden Queen Mining Co. Ltd.+ (c)(d)     563,632
   400,000  IAMGOLD Corp., New York ...........    3,396,000
 1,505,060  IAMGOLD Corp., Toronto ............   12,724,506
    30,000  Ivanhoe Mines Ltd., New York+ .....      187,800
   270,000  Ivanhoe Mines Ltd., Toronto+ ......    1,683,650
   400,000  Jaguar Mining Inc.+ ...............    1,646,164
 1,135,000  Kinross Gold Corp., New York+ .....   14,210,200

                                                    MARKET
   SHARES                                           VALUE*
   --------                                        -------

   649,999  Kinross Gold Corp., Toronto+ ...... $  8,135,528
   645,295  Meridian Gold Inc., New York+ .....   16,042,034
    70,000  Meridian Gold Inc., Toronto+ ......    1,734,735
   300,000  Miramar Mining Corp., New York+....    1,230,000
   850,000  Miramar Mining Corp., Toronto+.....    3,520,912
   200,000  Miramar Mining Corp.,
              Toronto+ (b)(c) .................      828,450
    60,000  Nevsun Resources Ltd., New York+...      165,000
   775,000  Nevsun Resources Ltd., Toronto+....    2,135,540
   175,000  Nevsun Resources Ltd.,
              Toronto+ (b)(c) .................      482,219
    79,300  New Gold Inc.+.....................      553,380
   125,000  New Gold Inc.+ (a)(c)(d)...........      872,288
   450,071  Newmont Mining Corp................   19,240,535
   600,000  Northern Star Mining Corp.+........      467,010
 5,000,000  Odyssey Resources Ltd. (a)(c)(d)...      626,258
   150,000  Orezone Resources Inc., New York+..      225,000
 1,051,000  Orezone Resources Inc., Toronto+...    1,570,271
    20,000  Osisko Exploration Ltd.+...........      103,780
   500,000  Semafo Inc.+.......................      809,663
   300,000  Semafo Inc.+ (b)(c)................      485,797
   250,000  SXR Uranium One Inc.+ (a)(c)(d)....    1,863,118
   460,000  Viceroy Exploration Ltd.+..........    4,119,526
 2,289,215  Wesdome Gold Mines Ltd.+...........    3,584,099
   550,000  Western Quebec Mines Inc.+.........      942,742
    50,000  Yamana Gold Inc....................      460,747
                                                ------------
                                                 233,219,041
                                                ------------
            RUSSIA -- 0.7%
    60,000  Polyus Gold Co., ADR+..............    2,634,000
                                                ------------
            SOUTH AFRICA -- 17.1%
    96,700  Anglo Platinum Ltd.................    9,770,999
   122,058  AngloGold Ashanti Ltd., ADR........    4,606,469
   125,000  Gold Fields Ltd....................    2,206,548
 1,283,249  Gold Fields Ltd., ADR..............   22,893,162
   200,000  Harmony Gold Mining Co. Ltd.+......    2,582,956
 1,011,326  Harmony Gold Mining Co. Ltd., ADR+.   13,076,445
    20,000  Impala Platinum Holdings Ltd.......    3,299,631
   228,000  Impala Platinum Holdings Ltd., ADR     9,428,894
                                                ------------
                                                  67,865,104
                                                ------------
            UNITED KINGDOM -- 8.3%
   300,000  Avnel Gold Mining Ltd.+ (a)(c)(d)..      281,816
   900,000  Cluff Gold Ltd.+...................    1,171,151
   669,976  Highland Gold Mining Ltd.+.........    2,176,429
   145,000  Lonmin plc.........................    6,947,426
 1,087,200  Randgold Resources Ltd., ADR+......   22,135,392
                                                ------------
                                                  32,712,214
                                                ------------
            TOTAL COMMON STOCKS................  394,896,003
                                                ------------

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                    MARKET
   SHARES                                           VALUE*
   --------                                        -------

            WARRANTS -- 0.4%
            NORTH AMERICA -- 0.4%
   145,500  Apollo Gold Corp.,
              expire 12/23/06+ (a)(c)(d)....... $          0
     4,900  Goldcorp Inc., expire 06/09/11+ ...       76,440
   100,000  Golden Star Resources Ltd.,
              expire 02/14/07+ (a) ............       29,524
    62,500  New Gold Inc.,
              expire 02/28/08+ (a)(c)(d) ......       40,792
   527,500  Northern Orion Resources Inc.,
              expire 05/29/08+ (b)(c) .........    1,236,457
 5,000,000  Odyssey Resources Ltd.,
              expire 10/26/07+ (a)(c)(d)  .....      277,602
   250,000  Western Quebec Mines Inc.,
              expire 02/10/07+ (a)(c)(d)  .....        9,519
                                                ------------
                                                   1,670,334
                                                ------------
            UNITED KINGDOM -- 0.0%
   300,000  Avnel Gold Mining Ltd.,
              expire 11/29/07+ (a)(c)(d) ......        9,425
                                                ------------
            TOTAL WARRANTS ....................    1,679,759
                                                ------------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $221,370,441).............. $396,575,762
                                                ============
----------------
              Aggregate book cost ............. $221,370,441
                                                ============
              Gross unrealized appreciation ... $177,754,535
              Gross unrealized depreciation ...   (2,549,214)
                                                ------------
              Net unrealized appreciation
               (depreciation) ................. $175,205,321
                                                ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of fair valued securities amounted to $4,010,342 or 1.01% of total investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the Rule 144A securities are considered liquid and the market value amounted to $6,151,800, or 1.55% of total investments.
(c) At September 30, 2006, the Fund held investments in restricted securities amounting to $11,777,887 or 2.96% of net assets, which were valued under methods approved by the Board as follows:
                                                                    09/30/06
                                                                    CARRYING
ACQUISITION                              ACQUISITION  ACQUISITION    VALUE
  SHARES    ISSUER                           DATE        COST       PER UNIT
  -------   ------                      -----------  -----------    --------
   145,500  Apollo Gold Corp.
            Warrants expire 12/23/06...... 12/17/02         --     $    --
   300,000  Avnel Gold Mining Ltd......... 11/23/05 $  255,864      0.9394
   300,000  Avnel Gold Mining Ltd.
              Warrants expire 11/29/07.... 11/23/05         --      0.0314
 1,300,000  Axmin Inc. ................... 12/20/02    397,833      0.8320
   125,000  Banro Corp.................... 03/25/04    373,580      8.7229
   467,500  Eldorado Gold Corp., Toronto   12/06/02    568,659      4.3391
 1,000,000  Golden Queen Mining Co. Ltd.   01/13/04    393,794      0.5636
   200,000  Miramar Mining Corp., Toronto  07/24/03    300,679      4.1423
   175,000  Nevsun Resources Ltd., Toronto 02/12/03    354,761      2.7555
   125,000  New Gold Inc.................. 02/01/06    985,934      6.9783
    62,500  New Gold Inc.
              Warrants expire 02/28/08...  02/01/06         --      0.6527
   527,500  Northern Orion Resources Inc.
              Warrants expire 05/29/08.... 07/30/03         --      2.3440
 5,000,000  Odyssey Resources Ltd. ....... 10/20/05    244,242      0.1253
 5,000,000  Odyssey Resources Ltd.
              Warrants expire 10/26/07.... 10/20/05    180,675      0.0555
   300,000  Semafo Inc.................... 12/07/05    437,616      1.6193
   250,000  SXR Uranium One Inc........... 02/07/06  1,663,477      7.4525
   250,000  Western Quebec Mines Inc.
              Warrants expire 02/10/07.... 02/08/06         --      0.0381

(d) Illiquid security.
  + Non-income producing security.
ADR American Depository Receipt
  * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                        % OF
                                        MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE        VALUE
--------------------------             -------       ------
North America....................        59.2%    $234,889,375
South Africa.....................        17.1       67,865,104
Asia/Pacific.....................        13.7       54,485,844
Europe...........................         9.0       35,355,639
Latin America....................         1.0        3,979,800
                                        ------    ------------
                                        100.0%    $396,575,762
                                        ======    ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.